TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

As at December 31,	2018	2017
Trade payables	$221.3	$256.4
Other payables (i)	73.5	89.0
	$294.8	$345.4

(i)	Other payables include dividends, salaries, bonuses, pension, and interest payable, among other accruals.